SUPPLEMENT CASH FLOW INFORMATION	9 Months Ended
Sep. 30, 2024
SUPPLEMENTARY CASH FLOW INFORMATION

16. SUPPLEMENTARY CASH FLOW INFORMATION

	September 30, 2024	September 30, 2023
Net change in non-cash working capital items:
Inventory	$(2,050)	$(2,720)
Prepaid expenses and other assets	(432)	(329)
Taxes recoverable	3,088	(2,075)
Taxes payable	529	(809)
Accounts payable and accrued liabilities	(2,622)	2,592
Amounts receivable	273	199
Amounts due to related parties	(355)	(59)
	$(1,569)	$(3,201)

	September 30, 2024	September 30, 2023
Other supplementary information:
Interest paid	$187	$180
Taxes paid	13	29
	$200	$209

	September 30, 2024	September 30, 2023
Non-cash investing and financing activities:
Shares acquired under terms of option agreements	-	41
Transfer of share-based payments reserve upon exercise of RSUs	1,018	1,019
Transfer of share-based payments reserve upon exercise of options	572	-
Equipment acquired under finance leases and equipment loans	887	2,888
	$2,477	$3,948